The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 43.4%
	AGGREGATE BOND — 14.2%
73,626	BlackRock Ultra Short-Term Bond	$3,684,245
	CORPORATE — 26.0%
54,387	Franklin Liberty Senior Loan ETF	1,258,662
38,821	iShares Inflation Hedged Corporate Bond ETF	1,007,793
1,827	iShares JP Morgan EM Corporate Bond ETF	78,250
56,155	SPDR Portfolio High Yield Bond ETF	1,260,680
127,272	VanEck Investment Grade Floating Rate ETF	3,141,073
		6,746,458
	EMERGING MARKETS — 0.8%
387	Columbia EM Core ex-China ETF	9,791
184	Schwab Fundamental Emerging Markets Large Co. Index ETF	4,771
3,154	Vanguard Emerging Markets Government Bond ETF	193,340
		207,902
	GLOBAL — 0.1%
112	iShares Global 100 ETF	7,176
458	LibertyQ Global Dividend ETF	14,551
84	Vanguard Total World Stock ETF	7,168
		28,895
	INTERNATIONAL — 0.1%
339	Schwab Fundamental International Large Co. Index ETF	9,597
115	SPDR Portfolio Developed World ex-US ETF	3,317
63	Vanguard FTSE All World ex-US Small-Cap ETF	6,502
165	Vanguard FTSE Developed Markets ETF	6,732
301	WisdomTree Global ex-US Quality Dividend Growth Fund	9,539
		35,687
	LARGE-CAP — 0.9%
92	Invesco QQQ Trust Series 1	25,786
239	Invesco Russell 1000 Equal Weight ETF	9,381
612	Invesco S&P 500 GARP ETF	48,715
655	Schwab Fundamental U.S. Large Co. Index ETF	33,339
646	Schwab U.S. Dividend Equity ETF	46,273
360	Schwab U.S. Large-Cap Growth ETF	20,876
338	SPDR Russell 1000 Yield Focus ETF	30,123
183	Vanguard Value ETF	24,134
		238,627
	MID-CAP — 0.2%
424	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	34,221
121	Vanguard Mid-Cap Growth ETF	21,221
		55,442

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS — 1.0%
7,958	abrdn Silver ETF Trust*	$154,942
3,017	iShares Gold Trust*	103,514
		258,456
	SMALL-CAP — 0.1%
86	Dimensional U.S. Small Cap ETF	4,128
112	JPMorgan Diversified Return U.S. Small Cap Equity ETF	4,191
56	Vanguard Small-Cap Value ETF	8,390
		16,709
	Total Exchange-Traded Funds
	(Cost $11,923,137)	11,272,421
	EXCHANGE-TRADED NOTES — 0.2%
	INDUSTRIAL METALS — 0.2%
3,358	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	62,147
	Total Exchange-Traded Notes
	(Cost $71,779)	62,147
	MUTUAL FUNDS — 48.9%
	AGGREGATE BOND — 11.2%
44,569	Allspring Core Plus Bond Fund - Class R6	517,452
60,553	Bond Fund of America - Class F-3	718,161
103,357	Lord Abbett Income Fund - Class F	257,359
41,600	Vanguard Core Bond Fund, Admiral Shares	779,588
48,045	Virtus Core Plus Bond - Class R61	650,055
		2,922,615
	AGGREGATE BOND INTERMEDIATE — 2.5%
69,076	TIAA-CREF Core Plus Bond Fund - Class Institutional	644,477
	AGGREGATE BOND SHORT — 0.0%
—[2]	JPMorgan Short Duration Core Plus Fund - Class R6	2
	BANK LOANS — 12.7%
103,519	Credit Suisse Floating Rate High Income Fund - Class I	639,746
158,088	Fidelity Advisor Floating Rate High Income Fund	1,402,244
138,090	T Rowe Price Institutional Floating Rate Fund - Institutional Class	1,253,861
		3,295,851
	BLEND LARGE CAP — 0.4%
1,453	DFA U.S. Large Co. Portfolio - Class Institutional	39,142
365	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	10,665
751	Schwab S&P 500 Index Fund - Class Select	43,828
		93,635

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	EMERGING MARKET STOCK — 0.1%
156	New World Fund, Inc. - Class F-3	$10,246
	EMERGING MARKETS BOND — 0.7%
8,988	Vanguard Emerging Markets Bond Fund, Admiral Shares	190,625
	FOREIGN AGGREGATE BOND — 11.7%
224,503	DFA Short Duration Real Return Portfolio - Class Institutional	2,303,406
73,622	Dodge & Cox Global Bond Fund - Class I	745,052
		3,048,458
	FOREIGN VALUE — 0.0%
413	DFA International Value Portfolio - Class Institutional	7,003
	GROWTH BROAD MARKET — 0.0%
181	New Perspective Fund - Class R-6	8,753
	GROWTH LARGE CAP — 0.2%
950	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	39,516
	GROWTH SMALL CAP — 0.0%
42	Vanguard Explorer Fund, Admiral Shares	3,681
	HIGH YIELD BOND — 3.3%
15,072	AB High Yield Portfolio - Class Advisor	124,794
82,105	American High-Income Trust - Class F-3	738,942
		863,736
	INFLATION PROTECTED — 5.9%
25,590	Allspring Real Return Fund - Class R6	256,667
107,943	Lord Abbett Inflation Focused Fund - Class F	1,274,802
		1,531,469
	VALUE LARGE CAP — 0.2%
714	Vanguard Windsor Fund, Admiral Shares	52,593
	VALUE MID CAP — 0.0%
249	DFA U.S. Targeted Value Portfolio - Class Institutional	6,505
	Total Mutual Funds
	(Cost $13,723,433)	12,719,165
	MONEY MARKET FUNDS — 7.5%
1,397,855	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.97%[3]	1,397,855

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MONEY MARKET FUNDS (Continued)
560,082	Goldman Sachs Financial Square Government Fund - Institutional Class, 1.35%[3]	$560,082
	Money Market Funds
	(Cost $1,957,937)	1,957,937
	TOTAL INVESTMENTS — 100.0%
	(Cost $27,676,286)	26,011,670
	Liabilities in Excess of Other Assets — (0.0)%	(2,265)
	TOTAL NET ASSETS — 100.0%	$26,009,405

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Effective 7 day yield as of June 30, 2022.